Allowance for Loan Losses (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Loan loan	Dec. 31, 2014 USD ($) Loan loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses	$ 3,634,000	$ 3,595,000
Financing Receivable, Recorded Investment, Past Due	2,124,000	3,813,000
Performing in accordance with modified repayment terms	$ 1,720,000	$ 5,873,000
Financing Receivable Modifications Number of Loan | Loan	5	9
Financing Receivable Modifications Pre Modification Outstanding Recorded Investment	$ 1,286,000	$ 6,127,000
Financing Receivable, Recorded Investment, Nonaccrual Status	2,349,000	4,423,000
Financing Receivable Modifications Post Modification Outstanding Recorded Investment	$ 1,299,000	6,529,000
Document Period End Date	Dec. 31, 2015
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	$ 2,571,000	7,958,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 2,434,000	$ 7,892,000
Number of Loans, Subsequent default | loan	0	0
Impaired Financing Receivable With No Related Allowance For Loan Losses Allocated	$ 0	$ 0
Recorded Investment, Subsequent default	0	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	3,522,000	8,146,000
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	183,000	418,000
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	6,000	9,000
Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses	93,000	90,000
Financing Receivable, Recorded Investment, Past Due	8,000	80,000
Financing Receivable, Recorded Investment, Nonaccrual Status	23,000	7,000
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	81,000	8,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	80,000	7,000
Impaired Financing Receivable With No Related Allowance For Loan Losses Allocated	0	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	58,000	8,000
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	4,000	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	0	0
Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	1,216,000
Financing Receivable, Recorded Investment, Nonaccrual Status	299,000	1,577,000
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		138,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		123,000
Impaired Financing Receivable With No Related Allowance For Loan Losses Allocated		0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		184,000
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method		0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method		9,000
Commercial Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Recorded Investment, Past Due	41,000	0
Financing Receivable, Recorded Investment, Nonaccrual Status	41,000	0
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 1,384,000	$ 894,000
Financing Receivable Modifications Number of Loan | loan	4	3
Financing Receivable Modifications Pre Modification Outstanding Recorded Investment	$ 1,213,000	$ 2,106,000
Financing Receivable, Recorded Investment, Nonaccrual Status	1,396,000	879,000
Financing Receivable Modifications Post Modification Outstanding Recorded Investment	1,221,000	2,106,000
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,436,000	2,962,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,366,000	2,960,000
Impaired Financing Receivable With No Related Allowance For Loan Losses Allocated	0	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,556,000	2,906,000
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	103,000	175,000
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	6,000	0
Commercial And Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	27,000
Financing Receivable, Recorded Investment, Nonaccrual Status	0	27,000
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0
Impaired Financing Receivable With No Related Allowance For Loan Losses Allocated	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,000
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	0
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses	0	0
Consumer And Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses	46,000	55,000
Financing Receivable, Recorded Investment, Past Due	$ 0	$ 19,000
Home Equity Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable Modifications Number of Loan | loan	1	0
Financing Receivable Modifications Pre Modification Outstanding Recorded Investment	$ 73,000	$ 0
Financing Receivable Modifications Post Modification Outstanding Recorded Investment	78,000	0
Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses	4,000	4,000
Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses	591,000	676,000
Financing Receivable, Recorded Investment, Past Due	$ 671,000	$ 1,577,000
Financing Receivable Modifications Number of Loan | loan	0	4
Financing Receivable Modifications Pre Modification Outstanding Recorded Investment	$ 0	$ 514,000
Financing Receivable, Recorded Investment, Nonaccrual Status	590,000	1,933,000
Financing Receivable Modifications Post Modification Outstanding Recorded Investment	0	673,000
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,054,000	1,151,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	988,000	1,103,000
Impaired Financing Receivable With No Related Allowance For Loan Losses Allocated	0	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	997,000	1,365,000
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	16,000	9,000
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	0	0
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses	2,440,000	2,116,000
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Net	106,000	731,000
Financing Receivable, Allowance for Credit Losses	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Net	0	0
Financing Receivable, Allowance for Credit Losses	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Net	0	0
Financing Receivable, Allowance for Credit Losses	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Consumer And Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Net	0	0
Financing Receivable, Allowance for Credit Losses	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Net	0	0
Financing Receivable, Allowance for Credit Losses	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Net	106,000	112,000
Financing Receivable, Allowance for Credit Losses	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Net	0	619,000
Financing Receivable, Allowance for Credit Losses	$ 0	$ 0